Acquisitions and business combinations (Tables)	12 Months Ended
Dec. 31, 2019
Flocktory Ltd (Cyprus)
Disclosure of detailed information about business combinations
Summary of consideration transferred

Fair value of prior holding of 82% stake	984
Cash consideration for 17%	214
Total consideration	1,198

Summary of amounts recognised as of acquisition date

Fair value
Net assets acquired:
Property, equipment (including right-of-use of leased assets)	45
Intangible assets	394
Trade and other receivables	66
Cash and cash equivalents	178
Trade and other payables	(80)
Lease liabilities	(46)
Deferred tax liabilities	(74)
Other liabilities	(8)
Total identifiable net assets at fair value	475
Group’s share of net assets (99%)	472
Goodwill arising on acquisition	726

Summary of analysis of cash flows on business acquisition

Analysis of cash flows on acquisition:	Amount
Cash paid (Including cash paid for put option (267))	(482)
Net cash acquired with the subsidiary	178
Total cash paid upon business combination	(304)

RB (Rocketbank)
Disclosure of detailed information about business combinations
Summary of amounts recognised as of acquisition date

Fair value
Net assets acquired:
Property and equipment	113
Intangible assets	393
Deferred tax asset	3
Other liabilities	(419)
Total identifiable net assets at fair value	90

Consideration paid	183

Goodwill arising on acquisition	93

Summary of analysis of cash flows on business acquisition

Analysis of cash flows on acquisition for 2018:	Amount
Cash paid to the seller for non-current assets	(83)
Cash paid to the top-management of Rocketbank	(100)
Cash received from the seller	321
Total cash received upon business combination in the year 2018	138

JSC Tochka
Disclosure of detailed information about business combinations
Summary of consideration transferred

Non-monetary assets	125
Monetary assets*	992
Total contribution	1,117
* No cash was paid during 2018.
Summary of amounts recognised as of acquisition date

Fair value
Property and equipment	47
Intangible assets	88
Cash, accounts receivable and promissory notes	1,753
Total contributions	1,888
Group’s share (45%)	850
Contribution of the Group	1,117
Loss on set up of associate	(267)